Long-Term Debt - 2012 Liquefaction Credit Facility (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], USD $)	1 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended				9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended			9 Months Ended
	May 31, 2014 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Nov. 30, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Jun. 30, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Sep. 30, 2014 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Dec. 31, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member]	Sep. 30, 2014 2013 Sabine Pass Liquefaction Credit Facilities [Member] Minimum [Member]	Dec. 31, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member] Minimum [Member]	Sep. 30, 2014 2013 Sabine Pass Liquefaction Credit Facilities [Member] Construction [Member] Minimum [Member]	Dec. 31, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member] Construction [Member] Minimum [Member]	Sep. 30, 2014 2013 Sabine Pass Liquefaction Credit Facilities [Member] Operations [Member] Minimum [Member]	Dec. 31, 2013 2013 Sabine Pass Liquefaction Credit Facilities [Member] Operations [Member] Minimum [Member]	May 31, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member]	Apr. 30, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member]	Aug. 31, 2012 2012 Sabine Pass Liquefaction Credit Facility [Member]	Jul. 31, 2012 2012 Sabine Pass Liquefaction Credit Facility [Member]	Sep. 30, 2014 2012 Sabine Pass Liquefaction Credit Facility [Member]	Sep. 30, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member]	Dec. 31, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member]	Dec. 31, 2012 2012 Sabine Pass Liquefaction Credit Facility [Member]	Sep. 30, 2014 2012 Sabine Pass Liquefaction Credit Facility [Member] Minimum [Member]	Dec. 31, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member] Minimum [Member]	Sep. 30, 2014 2012 Sabine Pass Liquefaction Credit Facility [Member] Construction [Member]	Dec. 31, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member] Construction [Member]	Sep. 30, 2014 2012 Sabine Pass Liquefaction Credit Facility [Member] Operations [Member]	Dec. 31, 2013 2012 Sabine Pass Liquefaction Credit Facility [Member] Operations [Member]	Apr. 30, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Sep. 30, 2014 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]
Line of Credit Facility [Line Items]
Proceeds from (Repayments of) Lines of Credit		$ 885,000,000	$ (100,000,000)									$ 100,000,000		$ (100,000,000)
Debt Instrument, Description of Variable Rate Basis				LIBOR												LIBOR		LIBOR
Debt Instrument, Basis Spread on Variable Rate								2.30%	2.30%	2.30%	2.30%											3.50%	3.50%	3.75%	3.75%
Debt Instrument, Fee Amount				144,000,000	144,000,000													178,000,000
Line of Credit Facility, Commitment Fee Percentage				40.00%	40.00%										40.00%
Line of Credit Facility, Amortization Period				18 years 0 months	18 years
Restricted Cash and Cash Equivalents																			100,000,000
Percentage of Debt Hedged by Interest Rate Derivatives						75.00%	75.00%													75.00%	75.00%
Debt Instrument, Increase (Decrease), Net																										500,000,000			500,000,000
Debt Instrument, Face Amount																											2,000,000,000	2,000,000,000	1,500,000,000	1,000,000,000	1,000,000,000
Line of Credit Facility, Increase (Decrease), Net	2,100,000,000	885,000,000											1,400,000,000
Loss on early extinguishment of debt		$ 43,300,000															$ 80,500,000	$ 88,300,000